CONDENSED STATEMENTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONDENSED STATEMENTS OF OPERATIONS
REVENUES	$ 117,908,416	$ 123,571,455	$ 113,891,989
COST OF GOODS SOLD	102,197,994	110,250,876	102,353,957
GROSS PROFIT	15,710,422	13,320,579	11,538,032
Selling expenses	(986,378)	(772,383)	(625,500)
General and administrative expenses	(4,478,413)	(6,340,584)	(3,485,118)
Total Operating Expenses	(5,464,791)	(7,112,967)	(4,110,618)
INCOME FROM OPERATIONS	10,245,631	6,207,612	7,427,414
Financial expenses, net	2,823,952	2,401,268	2,696,966
INCOME BEFORE INCOME TAX	7,793,573	4,714,285	5,288,874
INCOME TAX	1,180,167	578,727	1,219,030
NET INCOME	6,613,406	4,135,558	4,069,844
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	(5,829,470)	779,135	1,647,348
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(5,829,470)	779,135	1,647,348
COMPREHENSIVE INCOME	$ 67,334	$ 4,638,011	$ 5,290,752
Ossen Innovation Co., Ltd [Member]
CONDENSED STATEMENTS OF OPERATIONS
REVENUES
COST OF GOODS SOLD
GROSS PROFIT
Selling expenses
General and administrative expenses	$ (198,753)	$ (201,439)	$ (722,695)
Total Operating Expenses	(198,753)	(201,439)	(722,695)
INCOME FROM OPERATIONS	(198,753)	(201,439)	(722,695)
Financial expenses, net	272	219	263
Equity in income of subsidiaries	6,095,829	4,060,534	4,366,362
INCOME BEFORE INCOME TAX	$ 5,896,804	$ 3,858,876	$ 3,643,404
INCOME TAX
NET INCOME	$ 5,896,804	$ 3,858,876	$ 3,643,404
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	(5,829,470)	779,135	1,647,348
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(5,829,470)	779,135	1,647,348
COMPREHENSIVE INCOME	$ 67,334	$ 4,638,011	$ 5,290,752